Inventories - Schedule of Inventories (Details) - Image P2P Trading Group Limited [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Raw materials	$ 116,864	$ 189,746
Finished goods	514,885	258,927
Inventories	$ 631,749	$ 448,673